Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings
Schedule of borrowings
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Short-term borrowings	842,200,000	620,200,000	101,723,827

Long-term borrowings
Current portion	—	24,000,000	3,936,427
Non-current portion	—	48,000,000	7,872,853
	842,200,000	692,200,000	113,533,107

Schedule of borrowings from various financial institutions at end of the reporting period

	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Industrial & Commercial Bank of China (note (i))	150,000,000	122,000,000	20,010,169
Agricultural Bank of China (note (ii))	273,200,000	103,200,000	16,926,635
Longjiang Bank (note (iii))	94,000,000	25,000,000	4,100,444
China Construction Bank (note (iv))	150,000,000	150,000,000	24,602,667
Agricultural Development Bank of China (note (v))	175,000,000	100,000,000	16,401,778
China CITIC Bank (note (vi))	—	170,000,000	27,883,023
Bank of China (note (vii))	—	22,000,000	3,608,391
Total borrowings	842,200,000	692,200,000	113,533,107

Note (i):            During the year ended December 31, 2013, the Industrial & Commercial Bank of China (the “ICBC”) granted the Company two loans of RMB140,000,000 ($22,962,489), in which RMB122,000,000 ($20,010,169) was still outstanding as of December 31, 2013:

•                      A short-term loan of RMB50,000,000 ($8,200,889)—The interest thereon bear a floating rate that is by the People’s Bank of China for loans with the same or similar terms on the contract date rise 15% (6.90% per annum on December 31, 2013 and adjustable quarterly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2013, an amount of RMB50,000,000 ($8,200,889) was outstanding, which will be fully repaid on September 9, 2014. Borrowing under the loan agreement is guaranteed by a third party company.

•                      A long-term loan of RMB72,000,000 ($11,809,280)—The total original loan amount was RMB90,000,000 ($14,761,600). The interest thereon bear at a floating rate that was based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 10% (7.04% per annum on the December 31, 2013, and adjustable yearly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2013, a total amount of RMB18,000,000 ($2,952,320) was repaid, and RMB72,000,000 ($11,809,280) was still outstanding, and subsequently, the Company need to repay RMB6,000,000 ($984,107) per quarter until October 12, 2016. Borrowings under the loan agreement are guaranteed by a third party company.

During the year ended December 31, 2012, the ICBC granted the Company six loans of RMB150,000,000, which are including:

•                      A short-term loan of RMB20,000,000—The interest thereon bear at a floating rate that is based on 120% of the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB20,000,000 was outstanding, which has been fully repaid on April 4, 2013. Borrowings under the loan agreement are secured by raw materials of Daqing Borun amounted to RMB38,160,000.

•                      Three short-term loans of RMB60,000,000—The interest thereon is calculated based on a fixed rate of 6.00% per annum. As of December 31, 2012, an amount of RMB60,000,000 was outstanding, of which RMB15,000,000 has been repaid on October 9, 2013, RMB14,000,000 has been repaid on October 19, 2013, and the remaining RMB31,000,000 has been fully repaid on October 26, 2013. All borrowings under these loan agreements are guaranteed by third party guarantors.

•                      Two short-term loans of RMB70,000,000—The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB70,000,000 was outstanding, of which RMB60,000,000 has been repaid on May 15, 2013 and the remaining RMB10,000,000 has been fully repaid on May 18, 2013. Borrowings under the loan agreements are secured by RMB35,000,000 deposit at the bank and guaranteed by a third party company.

Note (ii):         During the year ended 2013, the Agricultural Bank of China (the “ABC”) granted the Company four loans of RMB103,200,000 ($16,926,635) which are including:

•                      Two short-term loans of RMB43,200,000 ($7,085,568)—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 10% (6.60% per annum on December 31, 2013). As of December 31, 2013, an amount of RMB43,200,000 ($7,085,568) was outstanding, of which RMB23,200,000 ($3,805,212) will be fully repaid on January 15, 2014, and RMB20,000,000 ($3,280,356) will be fully repaid on February 5, 2014.  All borrowings under these loan agreements are guaranteed by a third party company.

•                      Two short-term loans of RMB60,000,000 ($9,841,067)—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the contract date rise 15% (6.90% per annum on December 31, 2013). As of December 31, 2013, an amount of RMB60,000,000 ($9,841,067) was outstanding, of which RMB40,000,000 ($6,560,711) will be fully repaid on March 4, 2014, and RMB20,000,000 ($3,280,356) will be fully repaid on September 15, 2014. All borrowings under these loan agreements are guaranteed by a third party company.

During the year ended December 31, 2012, the ABC granted the Company nine loans of RMB273,200,000, which are including:

•                      A short-term loan of RMB80,000,000—The interest thereon is calculated based on a fixed rate of 5‰ per mensem. As of December 31, 2012, an amount of RMB80,000,000 was outstanding, which has been fully repaid on April 28, 2013. Borrowings under the loan agreements are secured by RMB40,000,000 deposit at the bank and jointly guaranteed by a third party guarantor.

•                      Eight short-term loans of RMB193,200,000—The interest thereon bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date. As of December 31, 2012, an amount of RMB193,200,000 was outstanding, these loans has been fully repaid from March to November 2013. All borrowings under the loan agreements are guaranteed by third party guarantors.

Note (iii):      During the year ended December 31, 2013, Longjiang Bank granted the Company one loan of RMB25,000,000 ($4,100,444):

•                      A short-term loan of RMB25,000,000 ($4,100,444)—In December 2013, the Company entered into a loan agreement with Longjiang Commercial Bank of China pursuant to which the Company may borrow up to RMB50,000,000 ($8,200,889). The Company drew down RMB15,000,000 ($2,460,266) on December 19, 2013 and RMB10,000,000 ($1,640,178) on December 23, 2013. As of December 31, 2013, the Company had RMB25,000,000 ($4,100,444) available for borrowing under such loan agreement. All amounts borrowed under the loan agreement bear at a fixed rate of 8.4% per annum, and all amounts will be repaid on December 18, 2014. Borrowings under loan agreements are guaranteed by the subsidiary Shandong Borun.

During the year ended December 31, 2012, Longjiang Bank granted the Company two loans of RMB 94,000,000, which are including:

•                      A short-term loan of RMB29,000,000—The interest thereon is calculated based on a fixed rate of 8.83% per annum. As of December 31, 2012, an amount of RMB29,000,000 was outstanding, which has been fully repaid on July 16, 2013. Borrowing under the loan agreement is guaranteed by a third party guarantor.

•                      A short-term loan of RMB65,000,000—The interest thereon is calculated based on a fixed rate of 8.4% per annum. As of December 31, 2012, an amount of RMB65,000,000 was outstanding, which has been fully repaid on November 1, 2013. Borrowing under the loan agreement is guaranteed by Shandong Borun.

Note (iv):     During the year ended December 31, 2013, the China Construction Bank (the “CCB”) granted the Company three loans of RMB150, 000, 000 ($24,602,667), which are including:

•                      A short-term loan of RMB70,000,000 ($11,481,245)—the interest thereon is calculated based on a fixed rate of 6.0% per annum. As of December 31, 2013, an amount of RMB70,000,000 ($11,481,245) was outstanding, which will be repaid on March 6, 2014. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 1.0; contingent liabilities of Daqing Borun shall not exceed RMB368,500,000 ($60,440,552), contingent liabilities of Daqing Borun shall not exceed 70% of its total net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

•                      A short-term loan of RMB30,000,000 ($4,920,533)—the interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum on December 31, 2013). As of December 31, 2013, an amount of RMB30,000,000 ($4,920,533) was outstanding, which will be repaid on September 16, 2014. Borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be over 70%; the current ratio of Daqing Borun shall not less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB279,000,000 ($45,760,961); Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

•                      A short-term loan of RMB50,000,000 ($8,200,889)—The interest thereon bear at a fixed rate that is based on the benchmark interest rates on the drawdown date to rise 30% (7.80% per annum on December 31, 2013). As of December 31, 2013, an amount of RMB50,000,000 ($8,200,889) was outstanding, which will be repaid on October 24, 2014. Borrowing under the loan agreement are secured by buildings and land of Daqing Borun with total carrying values of RMB98,355,916 ($16,137,532) and RMB5,741,110 ($941,644), respectively, as of December 31, 2013, and guaranteed by the Chief Executive Officer Mr. Jinmiao Wang (the “CEO”) and his three family members simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall not less than 0.85; contingent liabilities of Daqing Borun shall not exceed RMB279,000,0000 ($45,760,961); Daqing Borun’s contingent liabilities shall not exceed 50% of its net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2013.

During the year ended December 31, 2012, the CCB granted the Company two loans of RMB150,000,000, which are including:

•                      A short-term loan of RMB70,000,000—The interest thereon bears at a fixed rate that is based on 108% of the benchmark interest rates on the drawdown date. As of December 31, 2012, an amount of RMB70,000,000 was outstanding, which has been fully repaid on March 27, 2013. Borrowing under the loan agreement is guaranteed by Shandong Borun.

•                      A short-term loan of RMB80,000,000—The interest thereon is calculated based on a fixed rate of 6% per annum. As of December 31, 2012, an amount of RMB80,000,000 was outstanding, which has been fully repaid on December 24, 2013. Borrowing under the loan agreement is guaranteed by Shandong Borun.

Note (v):        During the year ended December 31, 2013, the Agricultural Development Bank of China (the “ADB”) granted the Company three loans of RMB100, 000, 000 ($16,401,778), which are including:

•                      A short-term loan of RMB50,000,000 ($8,200,889)—The interest thereon bear at a fixed rate of 6.0% per annum. As of December 31, 2013, an amount of RMB50,000,000 ($8,200,889) was outstanding, which will be repaid on November 11, 2014. Borrowing under the loan agreement is guaranteed by third party guarantor and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company granted 100% equity interests of Daqing Borun, and pledged its buildings and land-use rights and property, plant and equipment to the third party guarantor with total carrying values of RMB200,000,000 ($32,803,556); RMB27,774,076 ($4,555,442); RMB2,553,520 ($418,823) and RMB 8,069,012 ($1,323,461), respectively.

•                      A short-term loans of RMB10,000,000 ($1,640,178)—The interest thereon bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2013 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise), an amount of RMB10,000,000 ($1,640,178) was outstanding, which will be repaid on September 30, 2014. Borrowing under the loan agreement is secured by equipment of Daqing Borun with total carrying value of RMB22,166,077 ($3,635,631) and guaranteed by the Company’s CEO simultaneously.

•                      A short-term loan of RMB40,000,000 ($6,560,711)—In December 2013, the company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB190,000,000 ($31,163,378). The Company drew down RMB40,000,000 ($6,560,711) on December 2, 2013. As of December 31, 2013, the Company had RMB150,000,000 ($24,602,667) available for the borrowing under such agreement. All amounts borrowed under the loan agreement bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2013 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise), and all amounts will be repaid on September 30, 2014. Borrowings under the loan agreement are guaranteed by the Company’s CEO.

During the year ended December 31, 2012, the ADB granted the Company five loans of RMB175,000,000, which are including:

•                      A short-term loan of RMB10,000,000—The interest thereon is calculated based on a fixed rate of 5.6% per annum. As of December 31, 2012, an amount of RMB10,000,000 was outstanding, which has been fully repaid on January 17, 2013. Borrowing under the loan agreement is guaranteed by a third party guarantor.

•                      Two short-term loans of RMB120,000,000—All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable quarterly following the publishing of rate adjustments by the People’s Bank of China during the term of the loan). As of December 31, 2012, an amount of RMB120,000,000 was outstanding, both of the loans have been fully repaid on September 13, 2013. Borrowing under the loan agreement are secured by equity interests of Daqing Borun and jointly guaranteed by third party guarantor and the Company’s CEO, simultaneously. Pursuant to these loan agreements, Daqing Borun granted security interests in its buildings and land-use rights and raw materials to a third party guarantor with total carrying values of RMB29,815,366, RMB3,674,935, and RMB13,356,000, respectively.

•                      A short-term loan of RMB10,000,000—The interest thereon bear at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise). As of December 31, 2012, an amount of RMB10,000,000  was outstanding, which has been fully repaid on September 19, 2013. Borrowing under the loan agreement is secured by equipment of Daqing Borun with total carrying value of RMB70,739,729 and guaranteed by the Company’s CEO.

•                      A short-term loan of RMB35,000,000—In December 2012, Daqing Borun entered into a loan agreement with Agricultural Development Bank of China pursuant to which Daqing Borun could borrow up to RMB 140,000,000. Daqing Borun drew down RMB10,000,000 on December 11, 2012, RMB20,000,000 on December 17, 2012 and RMB5,000,000 on December 26, 2012. All amounts borrowed under the loan agreement bear interest at a floating rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date (6% per annum on December 31, 2012 and adjustable immediately following the publishing of rate adjustments by the People’s Bank of China during the term of the loan and calculated piecewise) .Borrowing under this loan agreement is guaranteed by the Company’s CEO.

Note (vi):       During the year ended December 31, 2013, China CITIC Bank granted the Company four loans of RMB170,000,000 ($27,883,023), which are including:

•                      A short-term loan was RMB30,000,000 ($4,920,534)—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date rise 30% (7.80% per annum on December 31, 2013). As of December 31, 2013, an amount of RMB30,000,000 ($4,920,533) was outstanding, which will be fully repaid on April 27, 2014. Borrowings under loan agreement are guaranteed by Shandong Borun.

•                      Two short-term loans of RMB100,000,000 ($16,401,778)—The interest thereon bear at a fixed rate that is based on the prime rate published by the People’s Bank of China for loans with the same or similar terms on the drawdown date rise 25% (7.50%  per annum on December 31, 2013). As of December 31, 2013, an amount of RMB100,000,000 ($16,401,778) was outstanding, of which RMB49,000,000 ($8,036,871) will be fully repaid on August 18, 2014, and RMB51,000,000 ($8,364,907) will be fully repaid on September 4, 2014. Borrowings under these loan agreements are guaranteed by the subsidary Shandong Borun and the Company’s CEO simultaneously.

•                      A short-term loan of RMB40,000,000 ($6,560,711)—As of December 31, 2013, an amount of RMB40,000,000 ($6,560,711) was outstanding, which will be repaid on June 16, 2014. The borrowing is secured by RMB20,040,667 ($3,287,026) deposits at the bank and guaranteed by Shandong Borun.

Note (vii):    During the year ended 2013, the Bank of China granted the Company two loans of RMB22,000,000 ($3,608,391):

•                      Two short-term loans of RMB22,000,000 ($3,608,391)—As of December 31, 2013, an amount of RMB22,000,000 ($3,608,391) was outstanding, of which RMB5,000,000 ($820,089) will be repaid on April 24, 2014, and RMB17,000,000 ($2,788,302) will be repaid on May 13, 2014. The loans are secured by RMB22,000,000 ($3,608,391) deposit at the bank and pledged by third party fixed deposit receipt of RMB22,000,000 ($3,608,391).